CAPITAL LEASE OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Leases, Capital [Abstract]
Schedule of capital leased assets
		March 31, 2017	December 31, 2016
	Useful Life (Years)
Computer equipment and software	3	$1,576,226	$1,576,226
Leasehold improvements	3	15,011	15,011

		1,591,237	1,591,237
Less accumulated depreciation		(1,334,741)	(1,260,944)
		$256,496	$330,293

		December 31, 2016	December 31, 2015
	Useful Life (Years)
Computer equipment and software	3	$1,576,226	$1,344,091
Phone System	3	15,011	15,011
		1,591,237	1,359,102
Less accumulated depreciation		(1,260,944)	(990,007)
		$330,293	$369,095

Schedule of future minimum payments required under capital leases
2017	$122,149
2018	130,693
2019	30,307

Total future payments	283,149
Less amount representing interest	18,232

Present value of future minimum payments	264,917
Less current portion	145,371

Long-term portion	$119,546

2017	$203,110
2018	130,693
2019	30,307

Total future payments	364,110
Less amount representing interest	22,946

Present value of future minimum payments	341,164
Less current portion	188,025

Long-term portion	$153,139